Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.16%
Aerospace & Defense–0.47%
TransDigm Group, Inc.	2,536	$812,002
Apparel Retail–0.95%
Burlington Stores, Inc.(b)	10,391	1,646,558
Apparel, Accessories & Luxury Goods–1.69%
lululemon athletica, Inc.(b)	15,413	2,921,534
Application Software–12.78%
Alteryx, Inc., Class A(b)	9,259	881,179
ANSYS, Inc.(b)	8,142	1,892,771
Atlassian Corp. PLC, Class A(b)	21,276	2,920,344
Coupa Software, Inc.(b)	12,596	1,760,039
DocuSign, Inc.(b)	10,940	1,010,856
Paycom Software, Inc.(b)	7,066	1,427,402
RingCentral, Inc., Class A(b)	20,313	4,304,528
Splunk, Inc.(b)	20,443	2,580,520
Synopsys, Inc.(b)	29,100	3,747,789
Trade Desk, Inc. (The), Class A(b)	7,896	1,523,928
		22,049,356
Asset Management & Custody Banks–0.78%
KKR & Co., Inc., Class A	57,113	1,340,442
Automotive Retail–1.47%
CarMax, Inc.(b)	14,073	757,550
O’Reilly Automotive, Inc.(b)	5,891	1,773,485
		2,531,035
Biotechnology–1.13%
Alnylam Pharmaceuticals, Inc.(b)	7,569	823,886
Seattle Genetics, Inc.(b)	9,792	1,129,801
		1,953,687
Building Products–0.24%
Trex Co., Inc.(b)	5,144	412,240
Cable & Satellite–1.63%
Cable One, Inc.	1,713	2,816,189
Communications Equipment–0.49%
Motorola Solutions, Inc.	6,364	845,903
Construction Materials–0.69%
Martin Marietta Materials, Inc.	6,291	1,190,446
Consumer Electronics–0.78%
Garmin Ltd.	17,936	1,344,482
Data Processing & Outsourced Services–2.95%
Black Knight, Inc.(b)	18,706	1,086,070
Euronet Worldwide, Inc.(b)	11,827	1,013,811
Global Payments, Inc.	20,717	2,988,013
		5,087,894
Distributors–2.24%
Pool Corp.	19,675	3,871,450
Shares		Value
Diversified Support Services–2.28%
Cintas Corp.	9,941	$1,721,980
Copart, Inc.(b)	32,189	2,205,590
		3,927,570
Education Services–1.09%
Bright Horizons Family Solutions, Inc.(b)	18,370	1,873,740
Electrical Components & Equipment–1.13%
AMETEK, Inc.	27,038	1,947,277
Electronic Equipment & Instruments–0.88%
Keysight Technologies, Inc.(b)	18,191	1,522,223
Environmental & Facilities Services–2.12%
Republic Services, Inc.	35,937	2,697,431
Waste Connections, Inc.	12,346	956,815
		3,654,246
Fertilizers & Agricultural Chemicals–0.94%
FMC Corp.	19,802	1,617,625
Financial Exchanges & Data–3.91%
MarketAxess Holdings, Inc.	5,186	1,724,708
MSCI, Inc.	12,871	3,719,204
Tradeweb Markets, Inc., Class A	30,911	1,299,499
		6,743,411
Health Care Equipment–11.72%
DexCom, Inc.(b)	18,419	4,959,684
Edwards Lifesciences Corp.(b)	12,134	2,288,715
IDEXX Laboratories, Inc.(b)	5,616	1,360,420
Masimo Corp.(b)	17,473	3,094,818
Novocure Ltd.(b)	12,274	826,531
ResMed, Inc.	17,172	2,529,264
STERIS PLC	20,727	2,901,158
Teleflex, Inc.	7,671	2,246,529
		20,207,119
Health Care Supplies–1.51%
West Pharmaceutical Services, Inc.	17,072	2,599,212
Health Care Technology–1.07%
Veeva Systems, Inc., Class A(b)	11,778	1,841,726
Homebuilding–0.76%
D.R. Horton, Inc.	38,307	1,302,438
Hotels, Resorts & Cruise Lines–0.79%
Hilton Worldwide Holdings, Inc.	19,975	1,363,094
Industrial Conglomerates–3.03%
Carlisle Cos., Inc.	13,768	1,724,855
Roper Technologies, Inc.	11,234	3,502,874
		5,227,729
Industrial Machinery–1.01%
IDEX Corp.	12,587	1,738,391

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Growth Fund

Shares		Value
Insurance Brokers–1.31%
Arthur J. Gallagher & Co.	27,630	$2,252,121
Interactive Home Entertainment–0.65%
Zynga, Inc., Class A(b)	164,255	1,125,147
Internet Services & Infrastructure–0.90%
Twilio, Inc., Class A(b)	17,252	1,543,881
Investment Banking & Brokerage–0.78%
LPL Financial Holdings, Inc.	24,738	1,346,489
IT Consulting & Other Services–3.49%
Booz Allen Hamilton Holding Corp.	37,878	2,599,946
CACI International, Inc., Class A(b)	7,689	1,623,532
EPAM Systems, Inc.(b)	9,718	1,804,244
		6,027,722
Leisure Facilities–0.54%
Planet Fitness, Inc., Class A(b)	19,221	936,063
Life Sciences Tools & Services–2.17%
Bio-Rad Laboratories, Inc., Class A(b)	4,900	1,717,744
ICON PLC (Ireland)(b)	14,875	2,023,000
		3,740,744
Managed Health Care–0.66%
Centene Corp.(b)	19,039	1,131,107
Metal & Glass Containers–0.73%
Ball Corp.	19,453	1,257,831
Office REITs–0.96%
Alexandria Real Estate Equities, Inc.	12,121	1,661,304
Packaged Foods & Meats–2.15%
Hershey Co. (The)	8,153	1,080,272
Lamb Weston Holdings, Inc.	20,902	1,193,504
McCormick & Co., Inc.	10,117	1,428,622
		3,702,398
Paper Packaging–0.67%
Avery Dennison Corp.	11,296	1,150,723
Railroads–1.26%
Kansas City Southern	17,048	2,168,165
Real Estate Services–0.92%
CBRE Group, Inc., Class A(b)	42,162	1,589,929
Regional Banks–1.14%
First Republic Bank	23,994	1,974,226
Shares		Value
Research & Consulting Services–4.81%
CoStar Group, Inc.(b)	6,746	$3,961,319
IHS Markit Ltd.	30,713	1,842,780
TransUnion	37,564	2,485,985
		8,290,084
Restaurants–2.20%
Chipotle Mexican Grill, Inc.(b)	3,993	2,613,019
Domino’s Pizza, Inc.	3,643	1,180,587
		3,793,606
Semiconductor Equipment–3.74%
KLA Corp.	19,256	2,767,858
Lam Research Corp.	11,946	2,867,040
MKS Instruments, Inc.	10,087	821,586
		6,456,484
Semiconductors–3.82%
Advanced Micro Devices, Inc.(b)	63,514	2,888,617
Monolithic Power Systems, Inc.	16,156	2,705,484
NXP Semiconductors N.V. (Netherlands)	12,069	1,000,882
		6,594,983
Specialized REITs–1.71%
SBA Communications Corp., Class A	10,916	2,946,992
Systems Software–0.25%
Crowdstrike Holdings, Inc., Class A(b)	7,626	424,616
Technology Distributors–1.51%
CDW Corp.	27,962	2,608,016
Trucking–1.26%
Old Dominion Freight Line, Inc.	16,518	2,168,153
Total Common Stocks & Other Equity Interests (Cost $166,391,051)		169,279,803
Money Market Funds–2.37%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	1,577,973	1,577,973
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(c)	711,857	711,572
Invesco Treasury Portfolio, Institutional Class, 0.30%(c)	1,803,397	1,803,397
Total Money Market Funds (Cost $4,092,657)		4,092,942
TOTAL INVESTMENTS IN SECURITIES–100.53% (Cost $170,483,708)		173,372,745
OTHER ASSETS LESS LIABILITIES—(0.53)%		(909,804)
NET ASSETS–100.00%		$172,462,941
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. Mid Cap Growth Fund